Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Related Party Transactions [Abstract]
Charges/allocation related to Transition Services Agreement with Patriot	$ 377	$ 1,580	$ 1,542	$ 2,211
Charges/allocations related to discontinued operations	$ 0	$ 0	$ 0	$ 1,081